Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($)	Ordinary share	Advance receipts for share capital	Capital surplus	Accumulated deficit	Financial statements translation differences of foreign operations	Employee unearned compensation	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total	Non-controlling interest	Total
Balance at Dec. 31, 2023	$ 21,882		$ 105,605,811	$ (32,203,326)	$ (803,913)			$ 72,620,454	$ (252,706)	$ 72,367,748
Loss for the year				(5,920,224)				(5,920,224)	(13,903)	(5,934,127)
Other comprehensive income (loss)					(220,803)			(220,803)	16,325	(204,478)
Total comprehensive loss for the year				(5,920,224)	(220,803)			(6,141,027)	2,422	(6,138,605)
Share-based payments		4,260	191,492					195,752		195,752
Restricted shares			31,992			(22,572)		9,420		9,420
Balance at Jun. 30, 2024	21,882	4,260	105,829,295	(38,123,550)	(1,024,716)	(22,572)		66,684,599	(252,284)	66,434,315
Balance at Dec. 31, 2024	2,613		154,703,137	(117,208,018)	(996,880)	(109,242)	7,526	36,399,136	4,624	36,403,760
Loss for the year				(4,317,659)				(4,317,659)	(4,276)	(4,321,935)
Other comprehensive income (loss)					(180,939)			(180,939)	183	(180,756)
Total comprehensive loss for the year				(4,317,659)	(180,939)			(4,498,598)	(4,093)	(4,502,691)
Share-based payments			170,263					170,263		170,263
Restricted shares	3		1,303,700			(655,466)		648,237		648,237
Issuance of ordinary shares upon convertible promissory note	200		1,329,737					1,329,937		1,329,937
Issuance of ordinary shares	112		690,113					690,225		690,225
Share issuance for commitment shares	12		(12)
Share issuance for acquisition of subsidiaries	56		123,107					123,163		123,163
Balance at Jun. 30, 2025	$ 2,996		$ 158,320,045	$ (121,525,677)	$ (1,177,819)	$ (764,708)	$ 7,526	$ 34,862,363	$ 531	$ 34,862,894